Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
December 31, 2021
F45-NPRT3-0322
1.843410.115
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $5,459,769)	5,460,000	5,459,839

Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	32,256,623	383,853,817
Fidelity Series Blue Chip Growth Fund (c)	36,560,816	601,425,427
Fidelity Series Commodity Strategy Fund (c)	96,172,631	393,346,061
Fidelity Series Growth Company Fund (c)	74,983,551	1,530,414,281
Fidelity Series Intrinsic Opportunities Fund (c)	80,070,698	1,580,595,581
Fidelity Series Large Cap Stock Fund (c)	72,474,277	1,376,286,525
Fidelity Series Large Cap Value Index Fund (c)	32,668,862	508,327,499
Fidelity Series Opportunistic Insights Fund (c)	38,138,535	790,993,224
Fidelity Series Small Cap Discovery Fund (c)	12,097,866	172,394,596
Fidelity Series Small Cap Opportunities Fund (c)	38,279,920	571,136,413
Fidelity Series Stock Selector Large Cap Value Fund (c)	83,190,329	1,169,656,022
Fidelity Series Value Discovery Fund (c)	54,166,854	897,544,777
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,352,090,562)		9,975,974,223

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	39,465,981	573,440,704
Fidelity Series Emerging Markets Fund (c)	26,580,760	279,363,790
Fidelity Series Emerging Markets Opportunities Fund (c)	120,362,500	2,530,019,745
Fidelity Series International Growth Fund (c)	77,099,480	1,474,142,067
Fidelity Series International Small Cap Fund (c)	20,731,184	443,440,031
Fidelity Series International Value Fund (c)	132,070,284	1,475,225,067
Fidelity Series Overseas Fund (c)	102,373,351	1,474,176,252
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,421,333,018)		8,249,807,656

Bond Funds - 6.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,906,350	39,258,817
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	15,521,476	157,232,554
Fidelity Series Emerging Markets Debt Fund (c)	11,264,942	102,173,028
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,642,406	34,384,313
Fidelity Series Floating Rate High Income Fund (c)	2,094,430	19,394,423
Fidelity Series High Income Fund (c)	12,384,618	118,149,258
Fidelity Series International Credit Fund (c)	705,459	6,998,151
Fidelity Series Investment Grade Bond Fund (c)	3,716,696	43,188,004
Fidelity Series Long-Term Treasury Bond Index Fund (c)	89,947,865	766,355,808
Fidelity Series Real Estate Income Fund (c)	6,217,568	72,932,075
TOTAL BOND FUNDS (Cost $1,360,100,456)		1,360,066,431

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $13,097,147)	13,094,806	13,097,425

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,152,080,952)	19,604,405,574
NET OTHER ASSETS (LIABILITIES) - 0.0%	(462,663)
NET ASSETS - 100.0%	19,603,942,911

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	106	Mar 2022	6,499,390	38,502	38,502

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,638,932.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	7,703,860	40,885,179	35,491,614	3,102	-	-	13,097,425	0.0%
Total	7,703,860	40,885,179	35,491,614	3,102	-	-	13,097,425

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	84,305,535	44,729,449	308,767	(261,773)	(55,496)	39,258,817
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	164,365,187	7,845,354	831,167	(17,679)	730,400	157,232,554
Fidelity Series All-Sector Equity Fund	378,738,471	77,195,933	82,269,141	54,215,282	7,612,351	2,576,203	383,853,817
Fidelity Series Blue Chip Growth Fund	600,853,021	202,781,373	182,317,801	124,298,054	13,738,142	(33,629,308)	601,425,427
Fidelity Series Canada Fund	465,061,710	102,673,574	58,410,480	12,093,272	2,581,933	61,533,967	573,440,704
Fidelity Series Commodity Strategy Fund	531,057,951	193,409,187	262,915,647	163,111,777	(24,604,583)	(43,600,847)	393,346,061
Fidelity Series Emerging Markets Debt Fund	103,767,500	13,345,690	14,790,853	3,549,894	(402,092)	252,783	102,173,028
Fidelity Series Emerging Markets Debt Local Currency Fund	33,749,871	6,334,635	3,699,869	1,313,225	(75,279)	(1,925,045)	34,384,313
Fidelity Series Emerging Markets Fund	304,374,578	56,615,151	53,945,505	9,092,467	3,309,178	(30,989,612)	279,363,790
Fidelity Series Emerging Markets Opportunities Fund	2,747,435,467	740,105,214	484,114,938	287,207,059	37,419,371	(510,825,369)	2,530,019,745
Fidelity Series Floating Rate High Income Fund	19,860,408	1,910,409	2,526,305	641,132	(39,865)	189,776	19,394,423
Fidelity Series Government Money Market Fund 0.08%	126,836,215	6,609,621	133,445,836	27,245	-	-	-
Fidelity Series Growth Company Fund	1,533,427,331	643,953,480	543,243,901	405,982,022	63,040,282	(166,762,911)	1,530,414,281
Fidelity Series High Income Fund	119,216,722	14,233,720	17,337,025	4,979,443	(29,354)	2,065,195	118,149,258
Fidelity Series Inflation-Protected Bond Index Fund	381,467,514	34,994,752	431,261,482	3,683,502	34,050,057	(19,250,841)	-
Fidelity Series International Credit Fund	6,863,561	177,054	-	177,054	-	(42,464)	6,998,151
Fidelity Series International Growth Fund	1,303,179,667	250,458,812	163,811,985	113,438,443	4,848,562	79,467,011	1,474,142,067
Fidelity Series International Small Cap Fund	409,181,533	74,196,366	56,400,411	51,601,897	5,163,272	11,299,271	443,440,031
Fidelity Series International Value Fund	1,302,824,858	331,790,796	199,843,602	71,225,312	5,591,075	34,861,940	1,475,225,067
Fidelity Series Intrinsic Opportunities Fund	1,539,354,207	428,856,165	261,077,257	264,338,417	12,861,306	(139,398,840)	1,580,595,581
Fidelity Series Investment Grade Bond Fund	8,058,650	51,464,242	16,089,866	267,450	(231,445)	(13,577)	43,188,004
Fidelity Series Large Cap Stock Fund	1,345,695,611	192,406,545	204,542,197	121,721,102	20,575,003	22,151,563	1,376,286,525
Fidelity Series Large Cap Value Index Fund	496,069,152	63,665,340	81,256,466	29,725,223	8,289,273	21,560,200	508,327,499
Fidelity Series Long-Term Treasury Bond Index Fund	523,327,304	340,359,198	140,999,947	11,493,389	(20,282,840)	63,952,093	766,355,808
Fidelity Series Opportunistic Insights Fund	785,520,418	204,402,837	231,104,808	123,753,258	22,400,276	9,774,501	790,993,224
Fidelity Series Overseas Fund	1,305,332,238	179,837,318	192,361,687	41,964,366	9,118,937	172,249,446	1,474,176,252
Fidelity Series Real Estate Income Fund	73,105,509	5,169,375	9,697,727	2,596,665	62,208	4,292,710	72,932,075
Fidelity Series Short-Term Credit Fund	26,716,767	820,117	27,539,491	124,064	596,070	(593,463)	-
Fidelity Series Small Cap Discovery Fund	168,396,737	36,591,723	31,426,949	28,166,154	3,635,329	(4,802,244)	172,394,596
Fidelity Series Small Cap Opportunities Fund	563,158,273	184,695,471	98,798,973	142,590,510	7,788,346	(85,706,704)	571,136,413
Fidelity Series Stock Selector Large Cap Value Fund	1,137,556,561	237,016,585	196,035,394	151,984,642	14,706,052	(23,587,782)	1,169,656,022
Fidelity Series Value Discovery Fund	874,813,304	140,207,582	155,720,883	72,389,824	14,875,469	23,369,305	897,544,777
	19,215,001,109	5,064,948,987	4,389,561,229	2,298,892,078	246,317,582	(550,858,139)	19,585,848,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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